Income Taxes (Tables)	6 Months Ended
May 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Components of deferred tax assets and (liabilities) are as follows:

	31-May-18	30-Nov-17
Net operating loss carry forwards valuation available	$8,333,696	$8,169,535

Less: Valuation Allowances	(8,333,696)	(8,169,535)
Deferred Tax Asset	$–	$–